Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Jan. 18, 2020	Jan. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aggregate purchase shares		13,461,000	10,831,000							11,101	13,881	10,915
Investment Income, Interest			$ 103,000		$ 112,000					$ 152,000	$ 1,146,000	$ 630,000
Deferred Tax Assets, Valuation Allowance										$ 75,558,000	$ 41,473,000
Effective Income Tax Rate Reconciliation, Percent			(0.70%)		22.20%					2.70%	1.00%	(11.90%)
Unrecognized Tax Benefits									$ 2,824,000	$ 5,785,000	$ 4,188,000	$ 2,824,000	$ 1,763,000
GRAF INDUSTRIAL CORP.
Aggregate purchase shares							28,895,338				19,263,558
Cash, FDIC Insured Amount				$ 250,000			$ 250,000				$ 250,000
Business combination tangible assets net				5,000,001			$ 5,000,001				$ 5,000,001
Stock Issued During Period, Shares, New Issues	28,895,338
Number of shares classified outside of permanent equity							11,202,651				21,182,947	22,576,796
Approximate amount of investment income				73,000		$ 1,500,000	$ 846,000	$ 2,900,000
Funds Available For Withdrawn From Trust				55,000		369,000	257,000	612,000			$ 1,179,632	$ 317,669
Investment income on Trust Account, net of taxes and funds available to be withdrawn				18,000		1,100,000	589,000	2,300,000			4,060,158	807,512
Franchise tax expense									103,013		100,350
Net income (loss)				418,000		355,000	3,000,000.0	1,400,000	3,268,294		17,983,088
Deferred Tax Assets, Valuation Allowance									$ 37,594		$ 166,790	$ 37,594
Income attributable to Public Shares				18,000		1,100,000	589,000	2,300,000
Net loss after adjusting for income attributable to Public Shares				436,000		$ 747,000	3,600,000	$ 3,700,000
Effective Income Tax Rate Reconciliation, Percent											(8.40%)	5.00%
Unrecognized Tax Benefits				$ 0			$ 0				$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued											$ 0
GRAF INDUSTRIAL CORP. | Common Stock
Stock Issued During Period, Shares, New Issues							17,549,365				24,376,512